Investments - Equity investments without readily determinable fair values (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					12 Months Ended
	Sep. 30, 2021 CNY (¥)	Jul. 31, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Apr. 30, 2019 CNY (¥)	Oct. 31, 2016 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)	Feb. 28, 2021 CNY (¥)	Oct. 31, 2019 CNY (¥)	Sep. 30, 2019 CNY (¥)	Nov. 30, 2018 CNY (¥)	Oct. 31, 2018 CNY (¥)	Oct. 31, 2017 CNY (¥)
Equity investments without readily determinable fair values
Total consideration						¥ 232,230		¥ 156,904	¥ 32,505
Long-term Investments						252,500		166,100	45,980	$ 39,623
Impairment of long-term investment						¥ 17,850	$ 2,801	¥ 0	¥ 4,000
Beijing Souyang Management Consulting Co., Ltd [Member]
Equity investments without readily determinable fair values
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners	23.00%
Shanghai Xingying Medical Technology Co., Ltd
Equity investments without readily determinable fair values
Percentage of equity interest held					10.00%
Total consideration					¥ 4,000
Cash consideration					1,000
Non-cash consideration for investment					¥ 3,000
Shanghai Linkedcare Information Technology Co., Ltd
Equity investments without readily determinable fair values
Percentage of equity interest held		13.33%						15.10%
Cash consideration		¥ 40,000						¥ 125,000
First BCC
Equity investments without readily determinable fair values
Percentage of equity interest held																1.00%
Total consideration																¥ 1,663
Chengdu Zhisu Medical Management Company Limited
Equity investments without readily determinable fair values
Percentage of equity interest held													16.00%		16.00%
Total consideration													¥ 4,250		¥ 4,000
Beijing Mevos
Equity investments without readily determinable fair values
Percentage of equity interest held														11.11%
Total consideration														¥ 5,150
Yicai
Equity investments without readily determinable fair values
Percentage of equity interest held				35.00%
Cash consideration				¥ 17,500
Beijing Sharing New Medical Technology Company Limited
Equity investments without readily determinable fair values
Total consideration											¥ 7,596	¥ 13,475
Equity method investment ownership percentage											49.00%	49.00%
Beauty Care Clinics Investment Co., Ltd
Equity investments without readily determinable fair values
Percentage of equity interest held			1.74%
Cash consideration			¥ 50,000
Ningbo Qizhi Nianhua Medical Treatment Technology Co., Ltd
Equity investments without readily determinable fair values
Percentage of equity interest held		7.50%
Cash consideration		¥ 3,000
Beijing Souyang Management Consulting Co., Ltd [Member]
Equity investments without readily determinable fair values
Equity method investment ownership percentage	77.00%
Payments to Acquire Equity Method Investments	¥ 5,000